CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	500,000,000.0	500,000,000.0
Ordinary shares, shares issued	261,300,000	261,300,000
Ordinary shares, shares outstanding	145,500,000	155,400,000
Treasury shares, shares	115,800,000	105,900,000